Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade receivables	$ 4,038	$ 6,353
Value added taxes and other taxes receivable	14,984	9,534
Other	1,340	586
Trade and other receivables	$ 20,362	$ 16,473